Fees Summary	Oct. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 209,000
Previously Paid Amount	0.00
Total Fee Amount	32.00
Total Offset Amount	0.00
Net Fee	32.00
Narrative - Max Aggregate Offering Price	$ 209,000
Final Prospectus	true